Retirement benefits obligations	12 Months Ended
Dec. 31, 2019
Retirement benefits obligations
Retirement benefits obligations

21. Retirement benefits obligations

Apart from the social security plans fixed by the law, the Group sponsors an independent pension plan. The Group has contracted with Swiss Life based in Lausanne for the provision of occupational benefits. All benefits in accordance with the regulations are reinsured in their entirety with Swiss Life within the framework of the corresponding contract. This pension solution fully reinsures the risks of disability, death and longevity with Swiss Life. The latter invests the vested pension capital and provides a 100% capital and interest guarantee. The pension plan is entitled to an annual bonus from Swiss Life comprising the effective savings, risk and cost results. Although, as is the case with many Swiss pension plans, the amount of ultimate pension benefit is not defined, certain legal obligations of the plan create constructive obligations on the employer to pay further contributions to fund an eventual deficit; this results in the plan nevertheless being accounted for as a defined benefit plan. All employees are covered by this plan, which is a defined benefit plan. Retirement benefits are based on contributions, computed as a percentage of salary, adjusted for the age of the employee and shared approximately 45% / 55% by employee and employer. In addition to retirement benefits, the plans provide death and long‑term disability benefits to its employees. Liabilities and assets are revised every year by an independent actuary. Assets are held in the insurance company. In accordance with IAS 19 (revised), plan assets have been estimated at fair market values and liabilities have been calculated according to the “projected unit credit” method. The Group recorded a pension benefit charge in 2019 of CHF 296,247  (2018: CHF 118,926) as part of staff costs.

Employment benefit obligations

The amounts recognized in the balance sheet are determined as follows:

	2019	2018
Defined benefit obligation	(8,583,214)	(7,060,278)
Fair value of plan assets	7,101,476	6,420,927
Funded status	(1,481,738)	(639,351)

The amounts recognized in the statements of loss are as follows:

	2019	2018
Current service cost	(286,515)	(115,146)
Interest cost	(81,829)	(37,903)
Interest income	72,097	34,123
Company pension cost (note 19)	(296,247)	(118,926)

The movement in the defined benefit obligations during the year is as follows:

	2019	2018
Defined benefit obligation at beginning of year	(7,060,278)	(3,607,276)
Service cost	(286,515)	(115,146)
Interest cost	(81,829)	(37,903)
Employee contribution	(166,150)	(84,096)
Actuarial gain / (loss) arising from changes in financial assumptions	(875,960)	197,291
Actuarial gain / (loss) arising from changes in demographic assumptions	91,212	—
Actuarial gain / (loss) on experience adjustment	(263,491)	(573,684)
Benefits paid / (deposited)	59,797	(2,839,464)
Defined benefit obligations at end of year	(8,583,214)	(7,060,278)

The movements in the fair value of plan assets during the year are as follows:

	2019	2018
Fair value of plan assets at beginning of year	6,420,927	3,363,412
Interest income	72,097	34,123
Employees’ contributions	166,150	84,096
Company contribution	199,715	98,918
Plan assets gains	302,384	914
Benefits (paid) / deposited	(59,797)	2,839,464
Fair value of plan assets at end of year	7,101,476	6,420,927

The principal actuarial assumptions used were as follows:

	December 31, 2019	December 31, 2018
Discount rate	0.20%	0.90%
Mortality tables	BVG2015 GT	BVG2015 GT
Salary growth rate	1.00%	1.00%
Pension growth rate	0.00%	0.00%

The discount rate and the life expectancy were identified as significant actuarial assumptions for the Swiss pension plan. The following impacts on the defined benefit obligation are to be expected:

•	0.25% increase or decrease in the discount rate would lead to a decrease of 4.47% (2018: 4.38%) or an increase of 5.22% (2018: 4.74%) in the defined benefit obligation of the Swiss pension plan;
•

0.25% increase or decrease in the interest rate on retirement savings capital would lead to an increase of 0.59% (2018 : 1.19%) or a decrease of 0.53% (2018 : 1.16%) in the defined benefit obligation of the Swiss pension plan;

•	0.25% increase or decrease in salaries would lead to an increase of 0.03% (2018 : 0.18%) or a decrease of 0.02% (2018: 0.18%) in the defined benefit obligation of the Swiss pension plan.
•	+/‑1 year in the life expectancy would lead to an increase of 1.86% (2018: 1.55%) or a decrease of 1.92% (2018: 1.56%) in the defined benefit obligation of the Swiss pension plan.

The above sensitivity analyses are based on a change in an assumption while holding all other assumptions constant. In practice, this is unlikely to occur, and changes in some of the assumptions may be correlated. When calculating the sensitivity of the defined benefit obligations to significant actuarial assumptions the same method (present value of the defined benefit obligation calculated with the projected unit credit method at the end of the reporting period) has been applied as when calculating the pension liability recognized within the consolidated balance sheets.

The methods and types of assumptions used in preparing the sensitivity analysis did not change compared to the prior period.

The estimated Group contributions to pension plans for the financial year 2020 amounts to CHF 213,000. The following table shows the funding of the defined benefit pensions and actuarial adjustments on plan liabilities:

	2019	2018
Present value of defines benefit obligation	(8,583,214)	(7,060,278)
Fair value of plan assets	7,101,476	6,420,927
Deficit in the plan	(1,481,738)	(639,351)
Experience adjustment	(1,048,239)	(376,393)
Actuarial gains on plan assets	302,384	914

The following table shows the estimated benefit payments for the next ten years where the number of employees remains constant:

2020	318,000
2021	308,000
2022	301,000
2023	298,000
2024	655,000
2025‑2029	1,456,000